BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	May 26, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43,749	$ 950	$ 38,862
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 42,424		$ 36,720
Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.40%		7.80%
Term	5 years 9 months 18 days		6 years 3 months 18 days
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 15,800
Business services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14,959		$ 15,805
Business services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%		8.10%
Term	7 years		8 years 6 months
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 13,184
Industrials | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 18,795		$ 13,179
Industrials | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.30%		8.00%
Term	5 years 4 months 24 days		4 years 9 months 18 days
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 7,736
Infrastructure services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,670		$ 7,736
Infrastructure services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%		7.00%
Term	4 years 3 months 18 days		4 years 4 months 24 days